MFS(R)/SUNLIFE SERIES TRUST

                   MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of November 30, 2006 were as follows:

---------------------- --------------------------------------- --------------------------------------- ----------------------------
                       Registered Investment Companies         Other Pooled Investment Vehicles                 Other Accounts
---------------------- --------------------------------------- --------------------------------------- ----------------------------
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
        Name             Number of         Total Assets*         Number of         Total Assets         Number of       Total Assets
                         Accounts*                               Accounts                                Accounts
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
Stephen Pesek                8              $8.3 billion             0                  N/A                 2          $84.6 million
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
Jeffrey C.
Constantino                  8              $8.7 billion             0                  N/A                 0               N/A
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------
Maureen H. Pettirossi        9              $8.2 billion             0                  N/A                 2          $84.6 million
---------------------- --------------- ----------------------- -------------- ------------------------ ------------- --------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                 The date of this Supplement is January 1, 2007.